THE SARATOGA ADVANTAGE TRUST

James Alpha MLP Portfolio CLASS I SHARES (Ticker: JMLPX) CLASS A SHARES (Ticker: JAMLX) CLASS C SHARES (Ticker: MLPCX)	James Alpha Total Hedge Portfolio CLASS I SHARES (Ticker: JTHIX) CLASS A SHARES (Ticker: JTHAX) CLASS C SHARES (Ticker: JTHCX)

Incorporated herein by reference are the definitive versions of the Prospectuses for the above-referenced Portfolios filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 3, 2019 (SEC Accession No. 0001580642-19-001689).